Tidal Trust V

234 West Florida Street, Suite 700

Milwaukee, WI 53204

September 18, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust V (the “Trust”)
File Nos. 333-289817; 811-24116

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Long/Short Space Economy vs. Legacy Communications ETF and Defiance Long/Short AI Compute vs. Legacy Software ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective September 15, 2026, and filed electronically as Post-Effective Amendment No. 60 to the Trust’s Registration Statement on Form N-1A on September 15, 2026.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews

David Mathews

Senior Counsel II

Tidal Investments LLC, on behalf of Tidal Trust V